Other operating income (Tables)	12 Months Ended
Dec. 31, 2020
Other operating income.
Schedule of components of other operating income

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Government grants	553,153	427,832	395,042
Claims income	101,778	96,388	141,408
Others	102,131	121,193	171,405

Total other operating income	757,062	645,413	707,855